Goodwill and other intangible assets - Schedule of reconciliation of changes in intangible assets and goodwill (Detail) - USD ($) $ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
		Apr. 03, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance				$ 34,029	$ 31,600
Amortization charge		$ (198)	$ (797)	(2,568)	(1,518)
Ending balance			31,600	21,081	34,029
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance				28,484	28,484
Ending balance			28,484	28,484	28,484
Software licences [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance				4,626	1,919
Amortization charge		(198)	(797)	(2,568)	(1,518)
Ending balance			1,919	5,722	4,626
Exploration rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance				29,403	29,681
Ending balance			29,681	15,359	29,403
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		5,282	5,295	36,344	32,397
Additions		13	31,486	3,664	4,225
Additions from business combinations			75
Disposals					(278)
Impairment of long -live assets	[1]			(14,044)
Ending balance		5,295	32,397	25,964	36,344
Cost [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance				28,484	28,484
Additions from business combinations			28,484
Ending balance			28,484	28,484	28,484
Cost [member] | Software licences [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		5,282	5,295	6,941	2,716
Additions		13	1,805	3,664	4,225
Additions from business combinations			75
Ending balance		5,295	2,716	10,605	6,941
Cost [member] | Exploration rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance				29,403	29,681
Additions			29,681		0
Disposals					(278)
Impairment of long -live assets	[1]			(14,044)
Ending balance			29,681	15,359	29,403
Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(4,261)	(4,459)	(2,315)	(797)
Ending balance		(4,459)	(797)	(4,883)	(2,315)
Accumulated amortization [member] | Software licences [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(4,261)	(4,459)	(2,315)	(797)
Ending balance		$ (4,459)	(797)	$ (4,883)	$ (2,315)
Accumulated amortization [member] | PELSA [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Accumulated depreciation from business combination of PELSA to arrive to net book value			(4,459)
Reversal of accumulated depreciation from business combination of PELSA			4,459
Accumulated amortization [member] | PELSA [member] | Software licences [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Accumulated depreciation from business combination of PELSA to arrive to net book value			(4,459)
Reversal of accumulated depreciation from business combination of PELSA			$ 4,459

[1]	See Note 3.2.2.